ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

March 27, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:
Form N-14 for Ultimus Managers Trust (the “Trust”), on behalf of the Kempner Multi-Cap Deep Value Equity Fund (the “Fund”), a series of The Advisors’ Inner Circle Fund II that is reorganizing into the Trust (File No. 333-216134)

Ladies and Gentlemen:

The Trust, hereby submits for filing under Section 8(a) of the Securities Act of 1933, and Rule 488 thereunder, each as amended, the electronic version of the Trust’s Post-Effective Amendment No. 1 (the “Amendment”) to its Registration Statement on Form N-14.

The Amendment is being filed in response to staff comments to the Form N-14, filed on February 16, 2017, for the Kempner Multi-Cap Deep Value Equity Fund. This post-effective amendment designates a new effective date for a previously filed Form N-14. If you have any questions, please contact me at (513) 587-3454.

Very truly yours,

/s/ Bo J. Howell
Bo J. Howell
Secretary